OUR MESSAGE TO YOU
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

ANNUAL REPORT	DECEMBER 31, 2000

•  Johnson Growth Fund

•  Johnson Opportunity Fund
•  Johnson Realty Fund
•  Johnson Fixed Income Fund
•  Johnson Municipal Income Fund

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.

3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	December 31, 2000

Our Message to You	1

Performance Review and Management Discussion

Growth Fund	2

Opportunity Fund	3

Realty Fund	4

Fixed Income Fund	5

Municipal Income Fund	6

Portfolio of Investments

Growth Fund	7

Opportunity Fund	8

Realty Fund	9

Fixed Income Fund	10-11

Municipal Income Fund	12-14

Statement of Assets and Liabilities	15

Statement of Operations	16

Statement of Change in Net Assets

Stock Funds	17

Bond Funds	18

Financial Highlights

Growth Fund	19

Opportunity Fund	20

Realty Fund	21

Fixed Income Fund	22

Municipal Income Fund	23

Notes to the Financial Statements	24-26

Report of the Independent Auditors	27

Trustees, Officers, Transfer Agent, Fund Accountant Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 19, 2001

Dear Shareholder:

We are pleased to present you with the Annual Report dated December 31, 2000 for the Johnson Mutual Funds Trust. The year 2000 provided very divergent returns depending on the type of fund selected. Both bond funds performed very well with the Fixed Income Fund increasing 9.76% and the Municipal Income Fund up 8.48%. These good performances were due mainly to declines in interest rates resulting in a recovery from the low price levels of 1999. The huge increase in the Realty Fund of 26.22% also resulted from lower interest rates and a recovery from overly depressed levels within the real estate value sector.

Exposure to mid-sized companies through the Opportunity Fund proved helpful as smaller companies continued their recovery from under performance of the past several years relative to the larger, higher quality companies. Those larger companies had a difficult year as a whole with the Growth Fund experiencing a decline of 13.47% as the only fund with a decline in 2000.

On the next several pages, we’ve commented on the performance of each of the Funds for the year ending December 31, 2000. You will find on the next five pages of the Annual Report the relative performance of your Funds as compared to an appropriate Index. The remainder of the report lists the stocks and bonds held in each of the Funds, as well as other financial data and notes.

Thank you for your continued confidence in this uncertain financial market environment and we appreciate your stance as long-term investors. We continue to offer our quality approach to security selection and portfolio management to meet your investing needs. As always, please feel free to call as you have questions.

Sincerely,

Timothy E. Johnson, President
Johnson Mutual Funds

GROWTH FUND	Performance Review — December 31, 2000

$10,000 Initial Investment Since Inception

	Growth Fund	S&P 500 Index

1992	10000	10000
6/93	10240	10491.2
1993	10596.8	11009.8
6/94	10009.2	10636.9
1994	10149.9	11154.6
6/95	11825.2	13409.3
1995	13358.6	15341.6
6/96	14393.3	16889.8
1996	15609.7	18861.7
6/97	18284.2	22748.8
1997	20911	25152.9
6/98	24380.3	29611.8
1998	26995.4	32341.3
6/99	27690.9	36365
1999	30047.7	38891
6/00	29382.1	38702
2000	26000.9	35302

For periods ending December 31, 2000:

	Average Annual
	Total Returns (a)

	1 Year	5 Years	8 Years (b)

Growth Fund	–13.47%	14.25%	12.69%

S&P 500 Index	–9.10%	18.33%	17.21%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s 500 Index.

(b) Inception of the Growth Fund was January 4, 1993.

	As of	As of
Top Ten Holdings:	12/31/00	12/31/99

General Electric Co.	4.2%	3.8%
EMC Corporation	3.5%	3.9%
Fifth Third Bancorp	3.5%	2.1%	*
Fannie Mae	3.5%	2.6%	*
Kroger Company	3.5%	1.9%	*
Johnson & Johnson	3.4%	1.8%	*
Pfizer Incorporated	3.4%	1.6%	*
Walgreen Company	3.2%	2.5%	*
Citigroup, Inc.	3.1%	0.0%	*
Tyco International	2.9%	0.0%	*
* Not in Top 10 as of 12/31/99.
How did the Growth Fund perform relative to the market?

The Johnson Growth Fund had a return in 2000 of –13.47% compared to a return of –16.25% for the average large-cap growth fund in the Lipper database. Stock returns were generally negative for the year as measured by most indexes. The Standard and Poors 500 Index returned –9.10% in the year. The worst performing industry was technology. The S&P technology sector declined over 39%, as did the technology heavy NASDAQ Index which ended the year at –39.18%. As a rule, large capitalization stocks performed worse than mid and small capitalization stocks, and growth stocks performed worse than value stocks in 2000. That reverses the trend of the last several years during which the best performing stocks tended to be large-capitalization growth stocks.

The Growth Fund is well diversified with representation in seven different economic sectors. The largest holding is in technology at 28%. This is only modestly higher than the S&P 500 Index of 24%. The Fund also had large exposures to the health care and finance sectors, both of which performed well in 2000. The S&P 500 health care and finance stocks increased 35% and 24%, respectively, in the year. A third sector that deserves mention is the energy sector. During the year, there was significant commentary about high-energy prices and the potential for shortages of some products. The sector had an attractive 13% return. The Growth Fund held about 9% in energy for most of the year, compared to only about 6% for the S&P 500 Index.

The Federal Reserve Board recently reduced interest rates. While lower interest rates are a positive for stocks, the lowered expectations for corporate earnings in 2001 will likely result in a volatile equity market this year and less conviction about the trend. The Growth Fund is well diversified and invested in some of the strongest businesses in the world. The Fund is not immune to the fluctuations of the broad U.S. stock market, but it is also not exposed to companies that will find survival difficult in a softening economy.

Growth Fund Objective:	Long-Term Capital Growth

Primary Asset Category:	Stocks of Larger-Sized Growth Companies

OPPORTUNITY FUND	Performance Review — December 31, 2000

$10,000 Initial Investment Since Inception

	Opportunity Fund	S&P MidCap Index

1993
5/16/94	10000	10000
1994	10499.1	10414
6/95	12291.2	12251.7
1995	13152.2	13636.6
6/96	14364.5	14893.4
1996	16190.3	16258.8
6/97	18013.1	18371.3
1997	20603.9	21499.9
6/98	23331.3	23353.4
1998	24503.9	25465
6/99	25843.4	27208
1999	27604.8	29233
6/00	30125.6	31849
2000	29355.2	34355

For periods ending December 31, 2000:

	Average Annual
	Total Return (a)

	1 Year	5 Years	6.6 Years (b)

Opportunity Fund	6.34%	17.42%	17.64%
S&P MidCap Index	17.51%	20.41%	20.42%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poor’s MidCap Index.

(b) Inception of the Opportunity Fund was May 16, 1994.

	As of	As of
Top Ten Holdings:	12/31/00	12/31/99

EMC Corporation	4.5%	5.7%
Devon Energy Corp.	4.0%	1.8%	*
Biomet, Inc.	3.5%	1.3%	*
Ecolab, Inc.	3.5%	2.9%	*
Elan Corporation	3.5%	1.1%	*
Forest Laboratories, Inc.	3.5%	3.0%
Smith International, Inc.	3.5%	2.6%	*
BJ’s Wholesale Club	3.4%	2.5%	*
Watson Pharmaceutical	3.0%	1.3%	*
North Fork Bancorp	2.9%	1.1%	*

* Not in the Top 10 as of 12/31/99.
How did the Opportunity Fund perform relative to the market?

The Johnson Opportunity Fund had a return in 2000 of 6.34% compared to a return of 17.51% for the Standard & Poors Midcap Index (Midcap Index). According to data from the Lipper database, the average midcap growth mutual fund had a return of –10.0% in 2000 compared to a return of 16.7% for the average midcap value fund. As was the case for large-cap stocks, midcap growth stocks significantly underperformed midcap value stocks. The Opportunity Fund was, therefore, disadvantaged in 2000 by its growth bias. The disparity between the returns for growth and value styles was very wide in the year. Within these parameters, the Opportunity Fund performed quite well for the year.

The Opportunity Fund is a diversified portfolio. The largest holdings are in the health care and technology sectors, each holding about 18% of the portfolio. Relative to the S&P Midcap Index, the Fund was significantly overweighted in health care and energy stocks. Both S&P sectors performed well during the year with returns in excess of 75%. Two other strong sectors that the Fund had no exposure to were utilities and biotechnology. There are no utility stocks in the Fund because of the Fund’s growth bias, and no biotech stocks because of the emphasis on quality. Together these two sectors represent about 12% of the Midcap Index.

In spite of a rather difficult environment in 2000, the Opportunity Fund will remain committed to investing in a diversified portfolio of quality growth midcap stocks.

Opportunity Fund Objective:	Long-Term Capital Appreciation

Primary Asset Category:	Stocks of Medium/ Small-Sized Growth Companies

REALTY FUND	Performance Review — December 31, 2000

$10,000 Initial Investment Since Inception

	Realty Fund	NAREIT Index

1997	10000	10000
6/98	9445.82	9497
1998	8143.9	8250
6/99	8573.65	8644
1999	7942.45	7869
6/00	9038.64	8906
2000	10024.8	9943

For periods ending December 31, 2000:

	Average Annual
	Total Returns (a)

	1 Year	3 Years (b)

Realty Fund	26.22%	0.08%

NAREIT Index	26.37%	–0.19%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the NAREIT Index.

(b) Inception of the Realty Fund was January 2, 1998.

(c) Performance for the Realty Fund and the NAREIT Index are so similar that it is difficult to discern the two distinct lines.

	As of	As of
Top Ten Holdings:	12/31/00	12/31/99

Duke-Weeks Realty	4.5%	4.0%
Equity Office Property	4.3%	3.9%
Equity Residential Prop.	4.3%	3.6%*
Apartment Investment Mgt.	4.3%	4.6%
Avalon Bay Comm. Inc.	4.3%	4.4%
Prologis Trust	4.0%	3.3%*
Archstone Comm. Trust	3.9%	3.7%*
Boston Properties, Inc.	3.7%	3.8%
Essex Property Trust, Inc.	3.7%	3.8%
Kimco Realty	3.7%	3.9%
* Not in the Top 10 as of 12/31/99.
How did the Realty Fund perform relative to the market?

The Realty Fund had a rate of return of 26.22% in 2000 compared to a return of 26.37% for the National Association of Real Estate Investment Trusts Index (NAREIT Index). Economic growth was slowing as a result of the Federal Reserves efforts to combat the threat of inflation by raising interest rates. The overall market environment in the second half of 2000 became decidedly more negative as several bellwether growth companies experienced significant earnings disappointments. The return action of the market compelled investors to change from a growth at any price mentality to a value mentality. It also pushed investors to look more at mid-cap stocks versus their large cap counterparts. Real Estate Investment Trusts (REITs) benefited from both of these trends as well as the uncertainty of the broader market. REITs possess more predictable cash flow, stable earnings, higher dividends and attractive valuations.

In 2000, value stocks outperformed their growth counterparts. In the S&P 400, value stocks registered a return of 16.6% while growth stocks had a return of –10%. While the Realty Fund utilizes a growth approach, the highest earnings growth REITS would still be classified as value stocks based on their P/E. Additionally, the largest REIT in the NAREIT index has a market capitalization (market price x shares outstanding) of $9.4 billion, with the median market cap being less than $600 million. That makes REITs value MidCap names in general. This was one of the best performing areas of the market in 2000.

The Realty Fund continues to utilize a conservative quality approach when selecting individual securities. The strategy concentrates on determining the best property types to be exposed to and then buying the individual security that possesses above average growth prospects within their peer group. The best performing property types for 2000 were lodging 47.8%, Residential 34.3%, and Office/Industrial 33.38%. The worst performing property type for 2000 was Specialty –31.6%. This group consists of cellular towers, prisons, and golf courses.

Realty Fund Objective:	Long-Term Capital Growth and Above Average Income

Primary Asset Category:	Real Estate Related Equity Securities

FIXED INCOME FUND	Performance Review — December 31, 2000

$10,000 Initial Investment Since Inception

		Lehman Intermediate Government
	Fixed Income Fund	Corporate Index

1992	10000	10000
6/93	10694.4	10576.2
1993	10954.5	10832.8
6/94	10404.7	10549.4
1994	10392	10623.7
6/95	11585.8	11644
1995	12231.1	12253
6/96	12061.5	12227
1996	12611.6	12749
6/97	12802.6	13109
1997	13675.9	13752
6/98	14189.8	14229
1998	14913.2	14912
6/99	14441.7	14825
1999	14363.7	14969
6/00	14654.4	15452
2000	15765	16484

For periods ending December 31, 2000:

	Average Annual
	Total Returns (a)

	1 Year	5 Years	8 Years (b)

Fixed Income Fund	9.76%	5.21%	5.86%
Lehman Int. G/C Index	10.12%	6.11%	6.45%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Brothers Intermediate Government Corporate Bond Index.

(b) Inception of the Fixed Income Fund was January 4, 1993.

Quality Allocation

AAA	53.00%
AA	7.00
A	33.00
BBB	8.00
How did the Fixed Income Fund perform relative to the market?

A strong second half propelled the Fixed Income Fund’s total return for the year 2000 to 9.76% versus 10.12% for the Lehman Brothers Intermediate Government/Corporate Bond Index. The strong second half performance was driven by declining interest rates in general and lower yields in intermediate-maturity bonds in particular. This lower interest rate environment was brought about by the Federal Reserve shifting its monetary policy stance from a tightening bias to an easing bias. Earlier in the year, the Fed was very concerned about inflation pressures in the economy and actually raised short-term interest rates 1% in an effort to contain these price pressures. But as the year progressed, the Fed became much more concerned about dramatically slowing economic growth and has shifted its focus to recession fighting from inflation fighting.

This environment created a very favorable tone for the Fixed Income Fund. The Fund’s longer duration and intermediate-maturity focus were advantageous and rates fell with the shift in Fed policy. Our quality emphasis in the corporate bond market was beneficial as high-quality bonds significantly outperformed low quality bonds. But overall, corporate bonds recorded another disappointing year relative to other sectors in 2000. However, the Fund’s emphasis on corporate bonds should be beneficial going forward, as corporate bond yields should return to a more normal historical relationship to Treasuries.

The Fixed Income Fund continues its focus on high-quality securities. Each security within the Fund is rated investment-grade quality by both Moody’s and Standard and Poors, with over 90% of the assets rated “A” or better as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and will help provide a stable portfolio valuation as economic circumstances change in the future.

Fixed Income Fund Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/ Corporate Bonds

MUNICIPAL INCOME FUND	Performance Review — December 31, 2000

$10,000 Initial Investment Since Inception

		Lehman Five-Year G.O. Municipal
	Municipal Income Fund	Index

1993
5/16/94	10000	10000
1994	10081.2	10117.5
6/95	10713.1	10796.9
1995	11177.8	11295.1
6/96	11185.3	11380.7
1996	11560.8	11819
6/97	11786	12094
1997	12281.4	12586
6/98	12489.1	12862
1998	12919.4	13322
6/99	12699	13302
1999	12759.7	13415
6/00	13114.7	13789
2000	13841.6	14445

For periods ending December 31, 2000:

	Average Annual
	Total Returns (a)

	1 Year	5 Years	6.6 Years (b)

Municipal Income Fund	8.48%	4.37%	5.03%

Lehman 5 Yr. G.O. Index	7.67%	5.04%	5.73%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

(b) Inception of the Municipal Income Fund was May 16, 1994.

Quality Allocation

AAA	61.00%
AA	19.00
A	12.00
NR	8.00
How did the Municipal Income Fund perform relative to the market?

The Municipal Income Fund had a total rate of return of 8.48% for the year 2000 compared to a 7.67% return for the Lehman Five-Year General Obligation Index. Municipal bonds provided returns close to those for taxable bonds and after adjusting for the tax-free nature of the municipal bonds, substantially outperformed. The strong returns in the municipal market were partly driven by a general lack of new issuance with new supply registering a four-year low. With demand remaining firm, prices of municipal bonds increased providing total return in excess of coupon return.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very high. Over 60% of the securities in the Fund are rated “AAA”, the highest rating category, with over 90% of assets rated in the highest three rating categories, AAA, AA, and A. Over 98% of the income generated by the Fund is from Ohio municipal bonds, so most of the income earned is exempt from Ohio State Income Tax in addition to being exempt from Federal Income Taxes.

Municipal Income Fund Objective:	Tax-Free Income and Capital Preservation

Primary Asset Category:	Intermediate-Term Ohio Municipal Bonds

GROWTH FUND	Portfolio of Investments as of December 31, 2000

Common Stocks	Shares	Dollar Value

Capital Goods
Dover Corporation	32,840	1,332,072
General Electric Company	48,690	2,334,077
Tyco International	29,000	1,609,500

Total Capital Goods: 9.5%		$5,275,649
Consumer Cyclical
Cintas Corporation	26,500	1,409,469
Staples, Inc.*	69,207	817,508
Walgreen Company	42,500	1,777,031
Wal-Mart Stores, Inc.	28,000	1,487,500

Total Consumer Cyclical: 9.9%		$5,491,508
Consumer Non-Cyclical
Estee Lauder Company	33,000	1,445,812
Kroger Company*	73,000	1,975,563
Procter & Gamble Company	17,900	1,404,031

Total Consumer Non-Cyclical: 8.7%		$4,825,406
Energy
Halliburton Company	32,000	1,160,000
USX-Marathon Group	45,325	1,257,769
Royal Dutch Petroleum	22,000	1,332,375
Exxon Mobil Corporation	18,891	1,642,336

Total Energy: 9.7%		$5,392,480
Financial Services
American Express	27,600	1,516,275
Bank of New York Co., Inc.	28,000	1,545,250
Citigroup, Inc.	33,600	1,715,700
Fifth Third Bancorp	33,000	1,971,750
Fannie Mae	22,500	1,951,875
Firstar Corporation	64,000	1,488,000
Hartford Financial Services	15,000	1,059,375

Total Financial Services: 20.3%		$11,248,225
Health Care
Bristol-Myers Squibb	18,000	1,330,875
Johnson & Johnson	18,200	1,912,137
Medtronic, Inc.	25,870	1,561,901
Pfizer, Inc.	41,300	1,899,800
Glaxosmithkline PLC* (b)	25,263	1,414,728
Schering-Plough Corporation	26,000	1,475,500

Total Health Care: 17.3%		$9,594,941
Technology
ADC Telecommunications, Inc.*	35,000	634,375
Applied Material, Inc.*	19,000	725,563
America Online, Inc.*	9,000	313,200
Avaya, Inc.*	2,024	20,873
Cisco Systems, Inc.*	39,600	1,514,700
Dell Computer Corporation*	40,000	697,500
EMC Corporation*	29,400	1,955,100
Intel Corporation	32,000	968,000
Lucent Technologies, Inc.	24,300	328,050
Microsoft Corporation*	32,400	1,409,400
Nokia Corporation	25,000	1,087,500
Sun Microsystems, Inc.*	48,160	1,342,460
Texas Instruments	26,000	1,231,750

Total Technology: 22.0%		$12,228,471

Total Common Stocks: 97.4%		$54,056,680
(Common Stock Identified Cost $39,987,834)
Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 5.70% yield		1,433,419

Total Cash Equivalents: 2.6%		$1,433,419
(Cash Equivalents Identified Cost $1,433,419)

Total Portfolio Value: 100.0%		$55,490,099
(Total Portfolio Identified Cost $41,421,253)

Other Assets Less Liabilities		$482,758
Total Net Assets		$55,972,857

*	Non-income producing security.

(b)	American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of December 31, 2000

Common Stocks	Shares	Dollar Value

Basic Industry
Ecolab, Inc.	62,000	2,677,625

	Total Basic Industry: 3.6%	$2,677,625
Capital Goods
Danaher Corporation	20,000	1,367,500
Dover Corporation	30,000	1,216,875
Johnson Controls, Inc.	13,000	676,000
Molex Incorporated	46,250	1,641,875
Republic Services, Inc.
Class A*	70,000	1,203,125

	Total Capital Goods: 8.2%	$6,105,375
Communication Services
American Tower Corp.
Class A*	12,000	454,500
Broadwing, Inc.	56,000	1,277,500
Century Tele Enterprises, Inc.	29,250	1,045,687
Metromedia Fiber Network*	20,000	202,500
Qwest Communications Int’l*	36,150	1,482,150
Telephone and Data Systems	11,500	1,035,000

	Total Communication Services: 7.3%	$5,497,337
Consumer Cyclical
Abercrombie and Fitch*	40,000	800,000
BJ’s Wholesale Club, Inc.*	68,000	2,609,500
Cintas Corporation	18,300	973,331
Dollar General Corporation*	57,187	1,079,405
Devry, Inc.	10,000	377,500
Ethan Allen Interiors, Inc.	26,000	871,000
G & K Services, Inc. Class A	22,000	618,750
Royal Caribbean Cruise	15,000	396,750
RadioShack Corporation	21,000	899,062
Valassis Communications, Inc.*	17,000	536,562

	Total Consumer Cyclical: 12.2%	$9,161,860
Consumer Non-Cyclical
Tootsie Roll Industries	18,393	847,228

	Total Consumer Non-Cyclical: 1.1%	$847,228
Energy
Devon Energy Corporation	50,000	3,048,500
Grant Prideco, Inc.*	31,000	680,062
National Fuel Gas Company	18,000	1,132,875
Smith International, Inc.*	36,000	2,684,250
Weatherford International	38,000	1,795,500

	Total Energy: 12.5%	$9,341,187
Financial Services
AON Corporation	14,550	498,338
Cullen/ Frost Bankers, Inc.	50,000	2,090,625
Metris Companies, Inc.	39,000	1,026,187
National Commerce Bancorp	90,000	2,227,500
North Fork Bancorp	91,000	2,235,187
T. Rowe Price Associates, Inc.*	40,000	1,690,624

	Total Financial Services: 13.1%	$9,768,461
Health Care
Apogent Technologies, Inc.*	88,500	1,814,250
Biomet, Inc.	67,500	2,678,906
Elan Corporation PLC, ADR*	58,000	2,715,125
Forest Labs, Inc. Class A*	20,200	2,684,075
Mylan Laboratories	25,300	637,244
Sybron Dental Specialties, Inc.*	29,500	497,813
Techne Corporation*	10,000	360,625
Watson Pharmaceutical*	45,000	2,303,438

	Total Health Care: 18.3%	$13,691,476
Technology
ADC Telecommunications, Inc.*	80,000	1,450,000
Altera Corporation*	37,000	973,563
Efficient Networks, Inc.*	10,000	133,750
EMC Corporation*	52,000	3,458,000
Sungard Data Systems, Inc.*	28,000	1,319,500
Siebel Systems, Inc.*	22,000	1,487,750
Veritas Software Corporation*	3,500	306,250
Vitesse Semiconductor Corp.*	24,000	1,327,500

	Total Technology: 14.0%	$10,456,313
Utilities
Calpine Corporation*	15,000	675,938
Peoples Energy Corporation	16,000	716,000
Reliant Energy, Inc.	40,000	1,732,500

	Total Utilities: 4.2%	$3,124,438

Total Common Stocks: 94.5%		$70,671,300
(Common Stock Identified Cost $50,290,347)

Cash Equivalents

Federated U.S. Treasury Cash Reserves Money Market Fund 5.70% yield		4,155,237

	Total Cash Equivalents: 5.5%	$4,155,237
	(Cash Equivalents Identified Cost $4,155,237)

Total Portfolio Value: 100.0%		$74,826,537
(Total Portfolio Identified Cost $54,445,584)

Other Assets Less Liabilities		$687,107

Total Net Assets		$75,513,644

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

REALTY FUND	Portfolio of Investments as of December 31, 2000

Common Stocks (REITS)	Shares	Dollar Value

Apartments
Apartment Investment and Management, Co.	7,345	366,791
Archstone Communities Trust	13,655	351,616
Avalon Bay Communities, Inc.	7,592	380,549
BRE Properties, Inc.	8,130	257,619
Camden Property Trust	5,815	194,803
Equity Residential Properties Trust	6,975	385,805
Essex Property Trust, Inc.	6,570	359,707
Post Properties, Inc.	5,055	189,879

Total Apartments: 29.6%		$2,486,769
Diversified
Cousins Properties Inc.	11,400	318,488
Vorando Realty Trust	7,500	287,344

Total Diversified: 7.2%		$605,832
Lodging and Hotels
Felcor Lodging Trust	6,100	146,019
Starwood Hotels and Resorts	7,460	262,965
Wyndham International*	29,650	51,888

Total Lodging and Hotels: 5.5%		$460,872
Office and Industrial
AMB Property Corporation	13,200	340,725
Boston Properties, Inc.	7,175	312,112
Cali Realty Corporation	6,795	194,082
Duke Realty Investments	14,860	365,927
Equity Office Properties	11,645	379,918
First Industrial Realty Trust, Inc.	8,680	295,120
Highwoods Properties, Inc.	8,150	202,731
Kilroy Realty Corporation	6,345	181,229
Liberty Property Trust	6,630	189,369
Prentiss Properties Trust	8,350	224,928
Prologis Trust	14,005	311,611
SL Green Realty Corporation	6,200	173,600
Spieker Properties, Inc.	5,305	265,913

Total Office and Industrial: 40.9%		$3,437,265
Retail
General Growth Properties	7,635	276,292
Kimco Realty Corporation	6,735	297,603
Macerich Company	4,830	92,676
Regency Realty Corporation	6,940	164,391
Simon Properties Group, Inc.	9,745	233,880
Weingarten Realty Investors	2,955	129,281

Total Retail: 14.2%		$1,194,123
Specialty
Pinnacle Holding, Inc.*	3,800	34,438

Total Diversified: 0.4%		$34,438

Total Common Stocks: 97.8%		$8,219,299
(Common Stock Identified Cost $7,993,487)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 5.70% yield		190,257

Total Cash Equivalents: 2.2%		$190,257
(Cash Equivalents Identified Cost $190,257)

Total Portfolio Value: 100.0%		$8,409,556
(Total Portfolio Identified Cost $8,183,744)

Other Assets Less Liabilities		$59,166

Total Net Assets		$8,468,722

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of December 31, 2000

Fixed Income Securities – Bonds	Face	Dollar Value

Bank and Finance
American General Finance, 8.125%, 8/15/09	120,000	129,300
Bankers Trust NY Corp., 7.15%, 8/14/12	400,000	390,000
CIT Group Holdings, 8.375%, 11/1/01	250,000	253,750
Comerica Bank Sub. Note, 6.875%, 3/1/08	250,000	245,937
Firstar Bank N.A., 6.625%, 12/15/06	475,000	474,406
First Union Corp., 7.50%, 7/15/06	500,000	513,750
Household Finance Corp.
Senior Note, 6.875%, 3/1/03	700,000	706,125
Mellon Financial Co., 6.70%, 3/1/08	500,000	497,500
Merry Land and Investment Co., 7.25%, 6/15/05	500,000	506,875
Bank One Corp., 7.125%, 5/15/07	400,000	409,000
Bank One Corp., 9.875%, 3/1/09	250,000	284,375
PNC Funding Corp., 6.875%, 7/15/07	500,000	500,625
Provident Bank, 6.375%, 1/15/04	500,000	478,125
SunTrust Banks Inc., 6.50%, 1/15/08	500,000	481,875

Total Bank and Finance: 17.2%		$5,871,643
United States Government Agency Obligations (A)
FHLB, 5.375%, 3/2/01	1,000,000	998,590
FHLB, 6.10%, 12/13/10	750,000	756,977
FHLB, 7.03%, 5/6/11	250,000	268,310
FHLMC, 6.005%, 12/8/05	200,000	202,118
FHLMC, 5.95%, 1/19/06	400,000	403,239
FHLMC, 7.10%, 4/10/07	500,000	533,088
FHLMC, 5.125%, 10/15/08	500,000	473,069
FHLMC, 7.00%, 3/15/10	500,000	535,037
FNMA, 7.50%, 2/11/02	200,000	203,776
FNMA, 7.55%, 4/22/02	200,000	204,688
FNMA, 5.75%, 4/15/03	1,000,000	1,003,453
FNMA, 5.75%, 6/15/05	1,000,000	1,000,643
FNMA, 5.75%, 2/15/08	500,000	496,042
FNMA, 5.25%, 1/15/09	1,350,000	1,286,218
TVA, 6.00%, 3/15/13	500,000	495,000

Total United States Government Agency Obligations: 26.0%		$8,860,248
United States Government Obligations
U.S. Treasury, 7.875%, 8/15/01	1,000,000	1,013,430
U.S. Treasury, 7.50%, 11/15/01	1,500,000	1,524,397
U.S. Treasury, 7.875%, 11/15/04	500,000	547,246
U.S. Treasury, 10.75%, 8/15/05	500,000	613,320
U.S. Treasury, 6.125%, 11/15/27	2,000,000	2,152,642

Total United States Government Obligations: 17.2%		$5,851,035
Industrial
Alberto-Culver Company, 8.25%, 11/1/05	425,000	449,437
Amoco Corp. Canada, 7.25%, 12/1/02	200,000	204,750
CSX Transportation Equipment Trust, 6.07%, 3/15/01	200,000	199,500
Dover Corp., 6.25%, 6/1/08	500,000	483,750
Gap, Inc., 6.90%, 9/15/07	500,000	478,125
Hertz Corp., 6.25%, 3/15/09	500,000	470,625
Honeywell, Inc., 7.125%, 4/15/08	400,000	415,000
McDonald’s Corp., 5.95%, 1/15/08	425,000	419,687
McKesson Corp., 6.40%, 3/1/08	400,000	356,500
Procter & Gamble Company Global
Bond Issue, 6.60%, 12/15/04	250,000	256,875
The Tribune Company, 6.875%, 11/1/06	500,000	506,875
Wal-Mart Stores, Inc., 6.375%, 3/1/03	200,000	202,000

Total Industrial: 13.0%		$4,443,124
United States Government Agency Obligations – Mortgage Backed Securities (A)
FHLMC, CMO Series 1660-G, 6.25%, 7/15/07	250,000	249,928
FHLMC, 15 Year Gold, 7.00%, 3/1/11	162,713	164,442
FHLMC, 8.00%, 6/1/30	964,823	987,738
FNMA Dus Pool Series 73894, 6.525%, 12/1/03	479,228	485,013
FNMA Series 253300, 7.50%, 5/1/20	960,921	974,134
GNMA Pool 780400, 7.00%, 12/15/25	238,397	239,589
GNMA Pool 780420, 7.50%, 8/15/26	177,687	180,740

Total Government Agency Obligations – Mortgage Backed Securities: 9.8%		$3,281,584

The accompanying notes are an integral part of the financial statements.

FIXED INCOME FUND	Portfolio of Investments as of December 31, 2000

Fixed Income Securities – Bonds	Face	Dollar Value

Utility
AT & T Corporation., 6.75%, 4/1/04	500,000	493,125
AT & T Corporation., 6.00%, 3/15/09	500,000	445,625
Bellsouth Communications, 5.875%, 1/15/09	500,000	472,500
Carolina Power & Light Co., 6.75%, 10/1/02	250,000	251,563
Consolidated Edison of New York, 8.125%, 5/1/10	400,000	431,500
Enron Corp., 6.75%, 8/01/09	600,000	595,500
Florida Power & Light Group Capital, 7.375%, 6/1/09	500,000	515,625
GTE Corp., 7.51%, 4/1/09	600,000	621,000
Midwest Power Corp., 7.00%, 2/15/05	200,000	204,750
National Rural Utilities, 5.70%, 1/15/10	500,000	465,625
Southwestern Bell Corp., 6.375%, 4/1/01	200,000	199,750
Virginia Electric Co., 8.00%, 3/1/04	500,000	521,875

	Total Utility: 15.3%	$5,218,438

Total Fixed Income – Bonds: 98.5%		$33,526,072
(Fixed Income Identified Cost $33,219,229)

Cash Equivalents

Federated U.S. Treasury Cash Reserves Money Market Fund 5.70% yield		521,354

	Total Cash Equivalents: 1.5%	$521,354
	(Cash Equivalents Identified Cost $521,354)

Total Portfolio Value: 100.0%		$34,047,426
(Total Portfolio Identified Cost $33,740,583)

Other Assets Less Liabilities		$482,898

Total Net Assets		$34,530,324

(A) Abbreviations:
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TVA – Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 2000

		Dollar
Municipal Income Securities – Bonds	Face	Value

General Obligation – City
Akron, OH, 5.00%, 12/1/05	100,000	103,073
Cleveland, OH, (AMBAC Insured), 4.9%, 9/1/02	50,000	50,649
Columbus, OH, 12.375%, 2/15/07	25,000	35,652
Columbus, OH, Series 2, 5.00%, 6/15/10	100,000	104,391
Columbus, OH, Tax Increment Financing, (AMBAC Insured), 4.9%, 12/1/11	150,000	153,789
Loveland, OH, (AMBAC Insured), 4.9%, 12/1/08	100,000	103,858
Vandalia, OH, 4.80%, 12/1/03	75,000	76,300
Warder Library, OH, 6.25%, 12/1/03	135,000	142,156
Westlake, OH, 4.90%, 12/1/04	50,000	51,320
Youngstown, OH, (AMBAC Insured), 5.10%, 12/1/11	100,000	105,263

Total General Obligation – City: 15.4%		$926,451
General Obligation – County
Belmont County, OH (MBIA Insured), 4.50%, 12/1/11	155,000	154,140
Belmont County, OH (MBIA Insured), 5.10%, 12/1/05	50,000	51,981
Delaware County, OH, 5.25%, 12/1/06	50,000	52,524
Hocking County, OH, 4.90%, 12/1/06	50,000	50,652
Knox County, OH, 4.75%, 12/1/09	60,000	61,013
Portage County, OH, (MBIA Insured), 5.15%, 12/1/07	75,000	78,907
Trumbull County, OH, (AMBAC Insured), 5.25%, 12/1/05	50,000	52,310
Washington Township, OH, 4.65%, 12/1/05	75,000	75,295

Total General Obligation – County: 9.7%		$576,822
Higher Education
Ohio State Higher Education Facilities, Denison University, 4.90%, 11/1/05	75,000	77,074
Ohio State Higher Education Facilities, OH Northern University Project, Insured, 5.60%, 5/01/13	100,000	103,393
University of Cincinnati, OH General Receipts, 4.75%, 6/1/06	50,000	51,230
University of Toledo, OH (Prerefunded), 5.9%, 6/1/20	105,000	$110,513

Total Higher Education: 5.7%		$342,210
Hospital/Health
Episcopal Retirement Homes, Ohio Hospital Facility Revenue, 5.00%, 1/1/15	100,000	100,383
Franklin County, OH, The Children’s Hospital Project, 5.20%, 11/1/04	50,000	50,636
Franklin County, OH, Series 1980 (Grant Hospital) (Prerefunded), 10.25%, 12/1/13	65,000	75,676
Hamilton County, OH, Hospital Children’s Hospital Medical Center, (MBIA Insured), 5.25%, 5/15/10	100,000	105,563
Hamilton County, OH, Hospital Facility Revenue, Children’s Hospital, (FGIC Insured), 5.00%, 5/15/06	50,000	51,572
Hamilton County, OH, Twin Towers Health Care
Facility, 5.25%, 10/1/09	100,000	98,913
Lorain County, OH, Hospital Facility Revenue, Catholic Healthcare Partners, (MBIA Insured), 6.00%, 9/1/07	50,000	54,478
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project (AMBAC Insured), 5.20%, 09/1/10	100,000	105,223
Montgomery County, OH Hospital (Prerefunded), 5.5%, 12/1/10	100,000	107,878
Warren County, OH, Hospital (Prerefunded), 7.3%, 11/15/14	150,000	165,549

Total Hospital/Health: 15.2%		$915,871
Revenue Bonds – Electric
Weatherford, TX Utility System Revenue, (MBIA Insured), 5.10%, 9/1/03	50,000	51,080

Total Revenue Bonds – Electric: 0.9%		$51,080

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 2000

		Dollar
Municipal Income Securities – Bonds	Face	Value

Revenue Bonds – Transportation
Butler County, OH, Transportation Improvement, (FSA Insured), 5.50%, 4/1/09	100,000	107,761
Ohio State Turnpike Revenue, (Prerefunded), 5.75%, 2/15/24	125,000	133,131
Ohio State Turnpike Revenue, (Prerefunded), 5.5%, 2/15/26	110,000	118,451

Total Revenue Bonds – Transportation: 6.0%		$359,343
Revenue Bonds – Water and Sewer
Akron, OH, Sewer System, (MBIA Insured), 5.50% 12/1/07	50,000	53,534
Butler, OH, Waterworks System, (FSA Insured), 4.40% 12/1/10	100,000	99,871
Cleveland, OH, Waterworks First Mortgage, Series G (MBIA Insured), 5.25%, 1/1/04	50,000	51,504
Cleveland, OH, Waterworks Revenue, Series I (FSA Insured), 5.25%, 1/1/10	100,000	105,742
Columbus, OH, Water and Sewer, 5.00%, 11/01/06	100,000	103,913
Lorain, OH, Water System, (AMBAC Insured), 4.75%, 4/1/04	50,000	50,868
Miamisburg, OH, Sewer System, (AMBAC Insured), 4.35%, 11/15/02	50,000	50,238
Montgomery County, OH, Solid Waste, (MBIA Insured), 5.125%, 11/1/08	50,000	52,292
Southwest OH, Reg’l Water District Water-works, (MBIA Insured), 5.25%, 12/1/05	50,000	52,310
Warren County, Ohio Water and Sewer Line Extension, Special Assessment Bonds, 5.50%, 12/1/03	50,000	51,814

Total Revenue Bonds – Water & Sewer: 11.2%		$672,086
School District
Centerburg, OH, 5.25%, 10/15/01	40,000	40,222
Forest Hills, OH, 4.90%, 12/1/04	100,000	102,170
Gallia County, OH, 5.00%, 3/1/03	25,000	25,237
Gallia County, OH, 5.00%, 3/1/04	25,000	25,326
Indian Valley, OH, (AMBAC Insured), 5.50%, 12/1/06	50,000	53,306
Kings Local, OH, 6.4%, 12/1/13	150,000	173,484
Lakota, OH, 6.25%, 12/1/14	100,000	109,281
Loveland, OH, School General Obligation, 4.40%, 12/1/08	100,000	99,541
Northwestern, OH, 4.65%, 12/1/06	105,000	105,026
Southwestern City, OH, 6.25%, 12/1/05	50,000	52,735
Sycamore, OH, Community School District (AMBAC Insured), 4.6%, 12/1/11	100,000	100,200
West Geauga, OH, (AMBAC Insured), 5.45%, 11/1/04	50,000	52,256
Westlake, OH, 4.85%, 12/1/03	100,000	101,868

Total School District: 17.3%		$1,040,652
State Agency – Building Authority
Ohio State Building Authority, Administration Building Fund, 6.40%, 10/1/01	50,000	50,890
Ohio State Building Authority, Adult Correctional-Series A, 5.50%, 10/01/10	100,000	108,462
Ohio State Building Authority, Juvenile Correction Facilities, 4.375%, 10/1/12	100,000	97,756
Ohio State Building Authority, Ohio Center For The Arts, 5.45%, 10/1/07	100,000	106,778

Total State Agency – Building Authority: 6.1%		$363,886

The accompanying notes are an integral part of the financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of December 31, 2000

		Dollar
Municipal Income Securities – Bonds	Face	Value

State Agency – Education
Ohio State Elementary and Secondary Education, (FSA Insured), 5.0%, 12/1/07	100,000	104,260
Ohio State Higher Education Facilities, 5.90%, 12/1/05	50,000	51,683
Ohio State Public Facilities Commission, (MBIA Insured), 4.70%, 06/1/11	100,000	100,805

Total State Agency – Education: 4.3%		$256,748

Total Fixed Income – Municipal Bonds: 91.8%		$5,505,149
(Municipal Bonds Identified Cost $5,382,974)
Cash Equivalents
Federated Ohio Municipal Cash Trust 4.44% yield		503,983

Total Cash Equivalents: 8.2%		$503,983
(Cash Identified Cost $503,983)

Total Portfolio Value: 100.0%		$6,009,132
(Total Portfolio Identified Cost $5,886,957)

Other Assets Less Liabilities		$52,032

Total Net Assets		$6,061,164

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment Securities at Market Value*	$55,490,099	$74,826,537	$8,409,556	$34,047,426	$6,009,132
Dividends and Interest Receivable	$68,844	$68,786	$53,227	$540,860	$47,784
Securities Sold Receivable	$0	$1,311,695	$0	$0	$0
Fund Shares Sold Receivable	$582,587	$435,992	$12,773	$122,975	$7,500

Total Assets	$56,141,530	$76,643,010	$8,475,556	$34,711,261	$6,064,416

Liabilities:
Accrued Management Fees	$44,835	$59,130	$6,834	$24,754	$3,252
Securities Purchased Payable	$0	$1,045,840	$0	$0	$0
Fund Shares Redeemed Payable	$123,838	$24,396	$0	$156,183	$0

Total Liabilities	$168,673	$1,129,366	$6,834	$180,937	$3,252

Net Assets	$55,972,857	$75,513,644	$8,468,722	$34,530,324	$6,061,164

Net Assets Consist of:
Paid in Capital (see footnote #1)	$42,378,305	$55,132,691	$8,645,851	$34,789,029	$5,938,901
Undistributed Net Investment Income	$23	$0	$(39)	$(62)	$88
Undistributed Net Realized Gain (Loss) from Security Transactions	$(474,317)	$0	$(402,902)	$(565,486)	$0
Net Unrealized Gain (Loss) on Investments	$14,068,846	$20,380,953	$225,812	$306,843	$122,175

Net Assets	$55,972,857	$75,513,644	$8,468,722	$34,530,324	$6,061,164

Shares Outstanding	1,911,399	2,245,399	657,442	2,230,003	383,826

Offering, Redemption and Net Asset Value Per Share	$29.28	$33.63	$12.88	$15.48	$15.79

*Identified Cost of Securities	$41,421,253	$54,445,584	$8,183,744	$33,740,583	$5,886,957

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2000

STATEMENT OF OPERATIONS

	Stock Funds			Bond Funds

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

	12/31/00	12/31/00	12/31/00	12/31/00	12/31/00

Investment Income:
Interest	$108,931	$209,705	$21,426	$2,055,004	$271,621
Dividends	$512,141	$344,652	$428,295	$0	$0

Total Investment Income	$621,072	$554,357	$449,721	$2,055,004	$271,621

Expenses:
Gross Management Fee	$613,918	$725,471	$72,201	$309,009	$54,882
Management Fee Waiver (See accompanying note #3)	$(30,696)	$(36,274)	$(3,610)	$(46,351)	$(19,209)

Total Expenses	$583,222	$689,197	$68,591	$262,658	$35,673

Net Investment Income	$37,850	$(134,840)	$381,130	$1,792,346	$235,948

Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from Security Transactions	$(474,319)	$4,082,593	$(70,911)	$(565,488)	$0
Net Unrealized Gain (Loss) on Investments	$(8,142,074)	$121,774	$1,431,246	$1,754,965	$217,489

Net Gain (Loss) on Investments	$(8,616,393)	$4,204,367	$1,360,335	$1,189,477	$217,489

Net Increase (Decrease) in Assets from Operations	$(8,578,543)	$4,069,527	$1,741,465	$2,981,823	$453,437

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2000

STATEMENT OF CHANGES IN NET ASSETS

	Stock Funds

	Growth Fund		Opportunity Fund		Realty Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/00	12/31/99	12/31/00	12/31/99	12/31/00	12/31/99

Operations:
Net Investment Income	$37,850	$40,190	$(134,840)	$(44,491)	$381,130	$274,739
Net Realized Gain (Loss) from Security Transactions	$(474,319)	$1,071,337	$4,082,593	$2,888,171	$(70,911)	$(232,203)
Net Unrealized Gain (Loss) on Investments	$(8,142,074)	$5,126,367	$121,774	$4,152,996	$1,431,246	$(184,150)

Net Increase (Decrease) in Assets from Operations	$(8,578,543)	$6,237,894	$4,069,527	$6,996,676	$1,741,465	$(141,614)

Distributions to Shareholders:
Net Investment Income	$(37,827)	$(40,539)	$0	$0	$(381,177)	$(274,737)
Net Realized Gain from Security Transactions	$0	$(1,071,330)	$(4,082,594)	$(2,888,176)	$0	$0
Net Return of Capital	$0	$0	$0	$0	$0	$0

Net (Decrease) in Assets from Distributions	$(37,827)	$(1,111,869)	$(4,082,594)	$(2,888,176)	$(381,177)	$(274,737)

Capital Share Transactions:
Proceeds From Sale of Shares	$13,693,166	$12,285,288	$14,143,087	$11,278,789	$2,046,401	$1,654,737
Net Asset Value of Shares Issued on Reinvestment of Distributions	$30,263	$1,006,436	$3,980,157	$2,801,257	$73,449	$51,211
Cost of Shares Redeemed	$(11,153,119)	$(4,786,653)	$(5,371,928)	$(3,625,807)	$(870,753)	$(487,761)

Net Increase in Assets from Capital Share Transactions	$2,570,310	$8,505,071	$12,751,316	$10,454,239	$1,249,097	$1,218,187

Net Change in Net Assets	$(6,046,060)	$13,631,096	$12,738,249	$14,562,739	$2,609,385	$801,836

Net Assets at Beginning of Period	$62,018,917	$48,387,821	$62,775,395	$48,212,656	$5,859,337	$5,057,501

Net Assets at End of Period	$55,972,857	$62,018,917	$75,513,644	$62,775,395	$8,468,722	$5,859,337

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2000

STATEMENT OF CHANGES IN NET ASSETS

	Bond Funds

	Fixed Income Fund		Municipal Income Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/00	12/31/99	12/31/00	12/31/99

Operations:
Net Investment Income	$1,792,346	$1,495,577	$235,948	$178,797
Net Realized Gain (Loss) from Security Transactions	$(565,488)	$39,278	$0	$3,253
Net Unrealized Gain (Loss) on Investments	$1,754,965	$(2,522,908)	$217,489	$(239,989)

Net Increase (Decrease) in Assets from Operations	$2,981,823	$(988,053)	$453,437	$(57,939)

Distributions to Shareholders:
Net Investment Income	$(1,792,408)	$(1,495,596)	$(235,860)	$(178,804)
Net Realized Gain from Security Transactions	$0	$(39,265)	$0	$(3,254)

Net (Decrease) in Assets from Distributions	$(1,792,408)	$(1,534,861)	$(235,860)	$(182,058)

Capital Share Transactions:
Proceeds From Sale of Shares	$10,390,569	$12,474,498	$1,419,877	$2,148,289
Net Asset Value of Shares Issued on Reinvestment of Dividends/ Gains	$903,386	$886,212	$43,191	$44,667
Cost of Shares Redeemed	$(8,324,168)	$(4,457,580)	$(767,005)	$(735,309)

Net Increase in Assets from Capital Share Transactions	$2,969,787	$8,903,130	$696,063	$1,457,647

Net Change in Net Assets	$4,159,202	$6,380,216	$913,640	$1,217,650

Net Assets at Beginning of Period	$30,371,122	$23,990,906	$5,147,524	$3,929,874

Net Assets at End of Period	$34,530,324	$30,371,122	$6,061,164	$5,147,524

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	GROWTH FUND

Selected Data for a Share Outstanding Throughout the Period for the Growth Fund:

	Year Ended December 31

	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$33.86	$30.98	$25.38	$21.16	$18.86

Operations:
Net Investment Income	$0.02	$0.02	$0.05	$0.16	$0.19
Net Gains (Losses) on Securities (Realized & Unrealized)	$(4.58)	$3.48	$7.32	$7.01	$2.98

Total Operations	$(4.56)	$3.50	$7.37	$7.17	$3.17

Distributions:
Dividends from Net Investment Income	$(0.02)	$(0.02)	$(0.05)	$(0.16)	$(0.19)
Distributions from Net Realized Capital Gains	$0.00	$(0.60)	$(1.72)	$(2.79)	$(0.68)

Total Distributions	$(0.02)	$(0.62)	$(1.77)	$(2.95)	$(0.87)

Net Asset Value End of Period	$29.28	$33.86	$30.98	$25.38	$21.16

Total Return	(13.47%)	11.31%	29.10%	33.96%	16.85%

Net Assets, End of Period (Millions)	$55.97	$62.02	$48.39	$31.90	$21.42

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.97%	1.00%

Ratio of Net Income to Average Net Assets	0.06%	0.07%	0.19%	0.65%	0.99%

Portfolio Turnover Rate	32.03%	29.84%	39.71%	54.44%	26.78%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Growth Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/00, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 0.01%. (See note #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	OPPORTUNITY FUND

Selected Data for a Share Outstanding Throughout the Period for the Opportunity Fund:

	Year Ended December 31

	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$33.40	$31.10	$26.44	$22.65	$19.42

Operations:
Net Investment Income	$(0.06)	$(0.02)	$(0.02)	$0.03	$0.06
Net Gains (Losses) on Securities (Realized & Unrealized)	$2.22	$3.94	$5.02	$6.13	$4.43

Total Operations	$2.16	$3.92	$5.00	$6.16	$4.49

Distributions:
Dividends from Net Investment Income	$0.00	$0.00	$0.00	$(0.03)	$(0.06)
Distributions from Net Realized Capital Gains	$(1.93)	$(1.62)	$(0.34)	$(2.34)	$(1.20)

Total Distributions	$(1.93)	$(1.62)	$(0.34)	$(2.37)	$(1.26)

Net Asset Value End of Period	$33.63	$33.40	$31.10	$26.44	$22.65

Total Return	6.34%	12.65%	18.93%	27.26%	23.10%

Net Assets, End of Period (Millions)	$75.51	$62.78	$48.21	$35.06	$22.09

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.97%	1.00%

Ratio of Net Income to Average Net Assets	(0.19%)	(0.08%)	(0.06%)	0.11%	0.28%

Portfolio Turnover Rate	34.06%	40.71%	41.46%	55.05%	46.43%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Opportunity Fund from 1.30% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.95%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/00, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: (0.24%). (See note #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	REALTY FUND

Selected Data for a Share Outstanding Throughout the Period for the Realty Fund:

	Year Ended December 31

	2000	1999	1998

Net Asset Value Beginning of Period	$10.72	$11.54	$15.00

Operations:
Net Investment Income	$0.61	$0.54	$0.61
Net Return of Capital	$0.05	$0.11	$0.12
Net Gains (Losses) on Securities (Realized & Unrealized)	$2.11	$(0.93)	$(3.46)

Total Operations	$2.77	$(0.28)	$(2.73)

Distributions:
Dividends from Net Investment Income	$(0.61)	$(0.54)	$(0.61)
Distributions from Return of Capital	$0.00	$0.00	$(0.12)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	$(0.61)	$(0.54)	$(0.73)

Net Asset Value End of Period	$12.88	$10.72	$11.54

Total Return	26.22%	(2.47%)	(18.56%)

Net Assets, End of Period (Millions)	$8.47	$5.86	$5.10

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.48%

Ratio of Net Income to Average Net Assets	5.30%	4.93%	5.17%

Portfolio Turnover Rate	0.86%	11.21%	12.07%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Realty Fund from 1.30% to 1.00%. The Adviser waived the management fee in entirety for the period 1/1/98 - 6/30/98. The Adviser waived the maximum management fee to sustain a fee of 0.95% for the period 7/1/98 - 12/31/98, and through 1999. The Adviser intends the latter final fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/00, assuming no waiver of management fee expenses, the Realty Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.25%. (See note #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	FIXED INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Fixed Income Fund:

	Year Ended December 31

	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$14.93	$16.36	$15.84	$15.45	$15.84

Operations:
Net Investment Income	$0.86	$0.81	$0.86	$0.88	$0.86
Net Gains (Losses) on Securities (Realized & Unrealized)	$0.55	$(1.41)	$0.55	$0.39	$(0.39)

Total Operations	$1.41	$(0.60)	$1.41	$1.27	$0.47

Distributions:
Dividends from Net Investment Income	$(0.86)	$(0.81)	$(0.86)	$(0.88)	$(0.86)
Distributions from Net Realized Capital Gains	$0.00	$(0.02)	$(0.03)	$0.00	$0.00

Total Distributions	$(0.86)	$(0.83)	$(0.89)	$(0.88)	$(0.86)

Net Asset Value End of Period	$15.48	$14.93	$16.36	$15.84	$15.45

Total Return	9.76%	(3.68%)	9.05%	8.44%	3.11%

Net Assets, End of Period (Millions)	$34.53	$30.37	$24.00	$18.87	$16.14

Ratios after Fee Waivers: (1)

Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Income to Average Net Assets	5.77%	5.45%	5.40%	5.67%	5.56%

Portfolio Turnover Rate	29.16%	13.66%	24.89%	29.33%	14.04%

(1)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Fixed Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.85%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/00, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 5.62%. (See note #3)

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	MUNICIPAL INCOME FUND

Selected Data for a Share Outstanding Throughout the Period for the Municipal Income Fund:

	Year Ended December 31

	2000	1999	1998	1997	1996

Net Asset Value Beginning of Period	$15.18	$15.99	$15.88	$15.57	$15.68

Operations:
Net Investment Income	$0.65	$0.60	$0.64	$0.64	$0.63
Net Gains (Losses) on Securities (Realized & Unrealized)	$0.61	$(0.80)	$0.18	$0.32	$(0.11)

Total Operations	$1.26	$(0.20)	$0.82	$0.96	$0.52

Distributions:
Dividends from Net Investment Income (1)	$(0.65)	$(0.60)	$(0.64)	$(0.64)	$(0.63)
Distributions from Net Realized Capital Gains	$0.00	$(0.01)	$(0.07)	$(0.01)	$0.00

Total Distributions	$(0.65)	$(0.61)	$(0.71)	$(0.65)	$(0.63)

Net Asset Value End of Period	$15.79	$15.18	$15.99	$15.88	$15.57

Total Return	8.48%	(1.24%)	5.19%	6.23%	3.43%

Net Assets, End of Period (Millions)	$6.06	$5.15	$3.93	$3.90	$2.81

Ratios after Fee Waivers: (2)

Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.63%	0.75%

Ratio of Net Income to Average Net Assets	4.30%	4.03%	4.01%	4.19%	4.18%

Portfolio Turnover Rate	0.00%	8.44%	20.70%	9.95%	6.25%

(1)	All distributions are Federally tax exempt.

(2)	The Adviser amended the management agreement on 11/18/98 to reduce the maximum management fee on the Municipal Income Fund from 1.15% to 1.00%. The Adviser further waived the maximum management fee to sustain a fee of 0.65%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2003. As of 12/31/00, assuming no waiver of management fee expenses, the Municipal Income Fund ratios would have been: Expenses to Average Net Assets: 1.00% and Net Income to Average Net Assets: 3.95%. (See note #3)

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1)  Organization:

The Growth Fund, Fixed Income Fund, Opportunity Fund, Municipal Income Fund, and the Realty Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994. The Realty Fund began offering its shares publicly on January 2, 1998.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital. The investment objective of the Realty Fund is above average income and long term capital growth. The Realty Fund invest primarily in real estate related equity securities.

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

2)  Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3)  Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund, Opportunity Fund and Realty Fund paid the Adviser a management fee at the annual rate of 0.95% of each Funds’ average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund’s average

________________________________________________________________________________
NOTES TO THE FINANCIAL STATEMENTS

3)  Investment Advisory Agreement, continued:
daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.65% of the Fund’s average daily net assets, both of which are accrued daily and paid monthly.

The Adviser received management fees for the period January 1 - December 31, 2000 as indicated below. These fees are after the Adviser waived part of the management fees on each of the funds from the maximum of 1.00% to the effective fee ratios listed below. The Adviser intends the fee waivers to be permanent, although the Adviser has the right to remove these fee waivers any time after April 30, 2003.

		Fee	Effective	Management
Fund	Fee	Waiver	Fee Ratio	Fee

Growth Fund	1.00%	0.05%	0.95%	$583,222
Opportunity Fund	1.00%	0.05%	0.95%	$689,197
Realty Fund	1.00%	0.05%	0.95%	$68,591
Fixed Income Fund	1.00%	0.15%	0.85%	$262,658
Municipal Income Fund	1.00%	0.35%	0.65%	$35,673

4)  Related Party Transactions:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 12 months ending December 31, 2000 of $5,500 for his responsibilities as trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $16,500 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2000, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, Opportunity Fund, Realty Fund, Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5)  Purchases and Sales of Securities:

During the 12 months ended December 31, 2000, purchases and sales of investment securities aggregated:

	Investment Securities Other Than
	Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

Growth Fund	$21,692,759	$19,618,031	$0	$0
Opportunity Fund	$30,339,990	$24,624,954	$0	$0
Realty Fund	$1,393,043	$62,210	$0	$0
Fixed Income Fund	$8,005,387	$5,726,409	$4,312,943	$3,212,192
Municipal Income Fund	$559,787	$0	$0	$0

6)  Capital Share Transactions:

As of December 31, 2000, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

NOTES TO THE FINANCIAL STATEMENTS

Capital Share Transactions for the Period January 1 — December 31, 2000:

				Fixed	Municipal
	Growth	Opportunity	Realty	Income	Income
	Fund	Fund	Fund	Fund	Fund

Shares Sold to Investors	422,830	404,229	178,853	691,009	91,924
Shares Issued on Reinvestment Dividends	1,024	115,829	5,969	60,043	2,803

Subtotal	423,854	520,058	184,822	751,052	94,727
Shares Redeemed	(343,885)	(154,095)	(74,179)	(555,589)	(50,071)

Net Increase/ Decrease During Period	79,969	365,963	110,643	195,463	44,565

Shares Outstanding:
December 31, 1999 (Beginning of Period)	1,831,430	1,879,436	546,799	2,034,540	339,170

December 31, 2000 (End of Period)	1,911,399	2,245,399	657,442	2,230,003	383,826

7)  Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 2000 was the same as identified cost. As of December 31, 2000 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net
			Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

Growth Fund	$18,674,643	$(4,605,797)	$14,068,846
Opportunity Fund	$22,811,850	$(2,430,897)	$20,380,953
Realty Fund	$1,043,529	$(817,717)	$225,812
Fixed Income Fund	$705,358	$(398,515)	$306,843
Municipal Income Fund	$130,742	$(8,567)	$122,175

8)  Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9)  Net Investment Income and Net Realized Capital Losses:

As of December 31, 2000, the Growth Fund had accumulated net realized capital loss carryovers of $(474,319) expiring in 2008. To the extent that the Growth Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2000, the Realty Fund had accumulated net realized capital loss carryovers of $(99,788) expiring in 2006, $(232,203) expiring in 2007 and $(70,911) expiring 2008. To the extent that the Realty Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2000, the Fixed Income Fund had accumulated net realized capital loss carryovers of $(565,488) expiring in 2008. To the extent that the Fixed Income Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

INDEPENDENT AUDITOR’S REPORT

McCurdy & Associates CPA’s, Inc.

27955 Clemens Road
Westlake, Ohio 44145
Phone: (440) 835-8500
Fax: (440) 835-1093

To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the Growth Fund, the Opportunity Fund, the Realty Fund, the Fixed Income Fund and the Municipal Income Fund (five of the portfolios constituting the Johnson Mutual Funds Trust (“the Trust”)) as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Johnson Mutual Funds Trust as of December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA’s, Inc.

Westlake, Ohio
January 16, 2001

Trustees and Officers

Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President
Richard T. Miller	Vice President
Dianna J. Rosenberger	CFO, Treasurer
David C. Tedford	Secretary

Transfer Agent and Fund Accountant

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian

The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors

McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel

Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust’s prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254